LONG-TERM INVESTMENTS (Details) - CNY (¥) ¥ in Thousands		1 Months Ended				12 Months Ended
		Jul. 31, 2017	May 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Schedule of Investments and Cost Method Investments [Line Items]
Cost method investments						¥ 76,500	¥ 26,000
Available-for-sale investment	[1]					24,750	15,000
Long-term Investments						101,920	41,760
Sino-German Know-How Education Investment Co., Ltd. [Member]
Schedule of Investments and Cost Method Investments [Line Items]
Cost method investments					¥ 12,000
Equity interest acquired					2.86%
Other cost method investments [Member]
Schedule of Investments and Cost Method Investments [Line Items]
Cost method investments	[2]					18,000	14,000
Available-for-sale Securities, Change in Net Unrealized Holding Gain (Loss), Net of Tax						9,750	5,000
Hockey Global Resources Investment Limited [Member]
Schedule of Investments and Cost Method Investments [Line Items]
Equity method investment	[3]					¥ 670	760
Payments to Acquire Equity Method Investments				¥ 790
Equity Method Investment, Ownership Percentage				28.50%
Beijing Crouching Tiger Hidden Dragon Internet Technology Co Ltd [Member]
Schedule of Investments and Cost Method Investments [Line Items]
Payments to Acquire Equity Method Investments				¥ 10,000
Equity Method Investment, Ownership Percentage				13.90%		11.25%
Company Providing Mechanic Training [Member]
Schedule of Investments and Cost Method Investments [Line Items]
Cost method investments	[4]					¥ 12,000	12,000
Company Providing Intelligent Robot Products [Member]
Schedule of Investments and Cost Method Investments [Line Items]
Cost method investments	[5]					24,000	0
Equity interest acquired			6.00%
Payments To Acquire Cost Method Investments			¥ 24,000
Company Providing Information Sharing It Platform [Member]
Schedule of Investments and Cost Method Investments [Line Items]
Cost method investments	[6]					¥ 22,500	¥ 0
Equity interest acquired		15.00%
Payments To Acquire Cost Method Investments		¥ 22,500

[1]	In October 2016, the Company paid RMB10,000 in cash to acquire 13.9% equity interest in a private company, which provides employment course trainings and recruitment services. Because the investment terms contain both substantive liquidation preference over common stock and substantive redemption provision that is not available to common shareholders, the investment is not substantially similar to common stock. In addition, since the investment is redeemable at the option of the Company, the investment qualifies as a debt security. The Company recorded the investment as available-for-sale investment and recorded an increase of RMB5,000 and RMB9,750 in fair value of the investment with nil income tax effect in 2016 and 2017, respectively, as a component of other comprehensive income. Due to a new private placement by the investee, the Company owns 11.25% of equity interest in this company as of December 31, 2017.
[2]	During the years ended December 31, 2016 and December 31, 2017, the Company acquired minority equity interest in several third-party companies. The Company accounts for these investments under the cost method as the Company has no ability to exercise significant influence over the investees.
[3]	In October 2016, the Company paid RMB790 in cash to acquire 28.5% of equity interest of a hockey program management company through investment in its common shares and accounts for the investment using the equity method.
[4]	In October 2015, the Company paid RMB12,000 in cash to acquire 2.86% of the total equity interest in an education company, which provides training for senior mechanics in vehicle maintenance and repair.
[5]	In May 2017, the Company paid RMB24,000 in cash to acquire 6% of the total equity interest in a company, which provides intelligent robot products.
[6]	In July 2017, the Company paid RMB22,500 in cash to acquire 15% of the total equity interest in a company, which provides an information sharing IT platform.